Stock Based Compensation, Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 CompensationPlan	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans	2
Compensation cost that has been charged against income	$ 0	$ 0
Expected average life of stock option	10 years
Weighted average remaining life of vested options expected to vest	5 years
Total unrecognized compensation cost related	0
Intrinsic value of option exercisable	$ 48,368
Qualified Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of exercisable option granted per year under vest plan (in hundredths)	20.00%
Stock option plan expiration, maximum period	10 years
Non-Qualified Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan expiration, maximum period	10 years
Non-qualified stock option granted exercisable period	6 months